Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Segments and Geographic Information

Note 5: Operating Segments and Geographic Information

We are organized around five global business platforms: Broadcast, Enterprise Connectivity, Industrial Connectivity, Industrial IT, and Network Security. The Network Security platform was formed with our acquisition of Tripwire in January 2015. We have determined that each of the global business platforms represents a reportable segment.

To capitalize on the adoption of IP technology and accelerate our penetration of the commercial audio-video market, we transferred responsibility of audio-video cable and connectors from our Broadcast Solutions segment to our Enterprise Connectivity Solutions segment effective January 1, 2016. We have revised the prior period segment information to conform to the change in the composition of these reportable segments. This transfer had no impact to our reporting units for purposes of goodwill impairment testing.

The segments design, manufacture, and market a portfolio of signal transmission solutions for mission critical applications used in a variety of end markets, including broadcast, enterprise, and industrial. We sell the products manufactured by our segments principally through distributors or directly to systems integrators, original equipment manufacturers (OEMs), end-users, and installers.

Effective January 1, 2015, the key measures of segment profit or loss reviewed by our chief operating decision maker are Segment Revenues and Segment EBITDA. Segment Revenues represent non-affiliate revenues and include revenues that would have otherwise been recorded by acquired businesses as independent entities but were not recognized in our Consolidated Statements of Operations due to the effects of purchase accounting and the associated write-down of acquired deferred revenue to fair value. Segment EBITDA excludes certain items, including depreciation expense; amortization of intangibles; asset impairment; severance, restructuring, and acquisition integration costs; purchase accounting effects related to acquisitions, such as the adjustment of acquired inventory and deferred revenue to fair value; and other costs. We allocate corporate expenses to the segments for purposes of measuring Segment EBITDA. Corporate expenses are allocated on the basis of each segment’s relative EBITDA prior to the allocation. The prior period presentation has been updated accordingly.

Our measure of segment assets does not include cash, goodwill, intangible assets, deferred tax assets, or corporate assets. All goodwill is allocated to reporting units of our segments for purposes of impairment testing.

The results of our equity method investment in the Hirschmann JV are analyzed separately from the results of our operating segments, and they are not included in the corporate expense allocation.

Operating Segment Information

Broadcast Solutions	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$739,970	$757,767	$501,560
Affiliate revenues	916	821	502
Segment EBITDA	113,638	116,966	86,649
Depreciation expense	16,295	15,854	17,786
Amortization of intangibles	49,812	49,562	44,828
Severance, restructuring, and acquisition integration costs	39,078	48,440	12,128
Purchase accounting effects of acquisitions	132	8,574	6,550
Deferred gross profit adjustments	2,446	10,777	11,337
Acquisition of property, plant and equipment	27,365	17,091	9,685
Segment assets	346,095	378,024	238,221

Enterprise Connectivity Solutions	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$605,910	$626,614	$670,766
Affiliate revenues	5,322	8,467	9,823
Segment EBITDA	100,214	89,352	84,971
Depreciation expense	12,591	14,443	13,105
Amortization of intangibles	1,720	1,827	1,720
Severance, restructuring, and acquisition integration costs	723	3,435	400
Purchase accounting effects of acquisitions	52	608	—
Acquisition of property, plant and equipment	10,323	13,395	12,590
Segment assets	238,400	259,344	279,306

Industrial Connectivity Solutions	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$603,350	$682,374	$680,643
Affiliate revenues	1,613	2,927	1,901
Segment EBITDA	99,941	106,097	104,655
Depreciation expense	11,235	11,145	10,308
Amortization of intangibles	3,154	1,236	1,085
Severance, restructuring, and acquisition integration costs	6,228	11,953	700
Purchase accounting effects of acquisitions	334	1,328	—
Acquisition of property, plant and equipment	8,836	10,053	14,496
Segment assets	231,265	255,997	259,400

Industrial IT Solutions	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$244,303	$253,464	$231,521
Affiliate revenues	70	54	208
Segment EBITDA	43,253	47,927	45,719
Depreciation expense	2,293	2,294	2,449
Amortization of intangibles	5,859	5,801	3,170
Severance, restructuring, and acquisition integration costs	169	6,999	1,660
Purchase accounting effects of acquisitions	32	2,030	—
Acquisition of property, plant and equipment	2,039	1,903	2,020
Segment assets	55,285	67,417	56,658

Network Security Solutions	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$167,050	$—	$—
Affiliate revenues	8	—	—
Segment EBITDA	44,620	—	—
Depreciation expense	4,137	—	—
Amortization of intangibles	43,246	—	—
Severance, restructuring, and acquisition integration costs	972	—	—
Purchase accounting effects of acquisitions	9,197	—	—
Deferred gross profit adjustments	50,430	—	—
Acquisition of property, plant and equipment	5,009	—	—
Segment assets	63,235	—	—

Total Segments	Years ended December 31,
	2015	2014	2013
	(In thousands)
Segment revenues	$2,360,583	$2,320,219	$2,084,490
Affiliate revenues	7,929	12,269	12,434
Segment EBITDA	401,666	360,342	321,994
Depreciation expense	46,551	43,736	43,648
Amortization of intangibles	103,791	58,426	50,803
Severance, restructuring, and acquisition integration costs	47,170	70,827	14,888
Purchase accounting effects of acquisitions	9,747	12,540	6,550
Deferred gross profit adjustments	52,876	10,777	11,337
Acquisition of property, plant and equipment	53,572	42,442	38,791
Segment assets	934,280	960,782	833,585

The following table is a reconciliation of the total of the reportable segments’ Revenues and EBITDA to consolidated revenues and consolidated income from continuing operations before taxes, respectively.

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Total Segment Revenues	$2,360,583	$2,320,219	$2,084,490
Deferred revenue adjustments (1)	(51,361)	(11,954)	(15,297)

Consolidated Revenues	$2,309,222	$2,308,265	$2,069,193

Total Segment EBITDA	$401,666	$360,342	$321,994
Amortization of intangibles	(103,791)	(58,426)	(50,803)
Deferred gross profit adjustments (1)	(52,876)	(10,777)	(11,337)
Severance, restructuring, and acquisition integration costs (2)	(47,170)	(70,827)	(14,888)
Depreciation expense	(46,551)	(43,736)	(43,648)
Purchase accounting effects related to acquisitions (3)	(9,747)	(12,540)	(6,550)
Income from equity method investment	1,770	3,955	8,922
Gain on sale of assets	—	—	1,278
Eliminations	(2,748)	(4,872)	(3,706)

Consolidated operating income	140,553	163,119	201,262
Interest expense, net	(100,613)	(81,573)	(72,601)
Loss on debt extinguishment	—	—	(1,612)

Consolidated income from continuing operations before taxes	$39,940	$81,546	$127,049

(1)	For the year ended December 31, 2015, both our consolidated revenues and gross profit were negatively impacted by the reduction of the acquired deferred revenue balance to fair value associated with our acquisition of Tripwire. See Note 3, Acquisitions.
(2)	See Note 12, Severance, Restructuring, and Acquisition Integration Activities, for details.
(3)	For the year ended December 31, 2015, we recognized $9.2 million of compensation expense related to the accelerated vesting of acquiree stock based compensation awards associated with our acquisition of Tripwire. In addition, we recognized $0.3 million of cost of sales related to the adjustment of acquired inventory to fair value related to our acquisition of Coast. For the year ended December 31, 2014, we recognized $8.3 million of cost of sales related to the adjustment of acquired inventory to fair value for our acquisitions of Grass Valley and ProSoft.

Below are reconciliations of other segment measures to the consolidated totals.

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Total segment assets	$934,280	$960,782	$833,585
Cash and cash equivalents	216,751	741,162	613,304
Goodwill	1,385,115	943,374	773,048
Intangible assets, less accumulated amortization	655,871	461,292	376,976
Deferred income taxes	34,295	60,652	54,801
Income tax receivable	3,787	4,953	12,169
Corporate assets	60,503	59,987	64,804

Total assets	$3,290,602	$3,232,202	$2,728,687

Total segment acquisition of property, plant and equipment	$53,572	$42,442	$38,791
Corporate acquisition of property, plant and equipment	1,397	3,017	1,418

Total acquisition of property, plant and equipment	$54,969	$45,459	$40,209

Geographic Information

The Company attributes foreign sales based on the location of the customer purchasing the product. The table below summarizes net sales and long-lived assets for the years ended December 31, 2015, 2014 and 2013 for the following countries: the U.S., Canada, China, and Germany. No other individual foreign country’s net sales or long-lived assets are material to the Company.

	United States	Canada	China	Germany	All Other	Total
	(In thousands, except percentages)
Year ended December 31, 2015
Revenues	$1,270,467	$170,522	$114,863	$103,106	$650,264	$2,309,222
Percent of total revenues	55%	7%	5%	4%	29%	100%
Long-lived assets	$188,032	$27,315	$62,794	$35,588	$64,434	$378,163
Year ended December 31, 2014
Revenues	$1,134,721	$194,149	$132,330	$120,297	$726,768	$2,308,265
Percent of total revenues	49%	8%	6%	5%	32%	100%
Long-lived assets	$169,080	$29,773	$70,574	$40,557	$70,727	$380,711
Year ended December 31, 2013
Revenues	$1,032,190	$195,387	$126,461	$108,745	$606,410	$2,069,193
Percent of total revenues	50%	9%	6%	5%	30%	100%
Long-lived assets	$152,199	$27,458	$76,949	$45,702	$59,275	$361,583

Major Customer

Revenues generated from sales to the distributor Anixter International Inc., primarily in the Industrial Connectivity and Enterprise Connectivity segments, were $281.9 million (12% of revenues), $290.5 million (13% of revenues), and $289.9 million (14% of revenues) for 2015, 2014, and 2013, respectively. At December 31, 2015, we had $31.1 million in accounts receivable outstanding from Anixter International Inc. This represented approximately 8% of our total accounts receivable outstanding at December 31, 2015.